Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheets [Abstract]
Preferred stock, shares authorized	350,000	350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	26,374,833	23,936,568	19,626,439
Common stock, shares outstanding	26,374,833	23,936,568	19,626,439